Shareholder Report, Average Annual Return (Details) 190951_Build Bond Innovation ETF_TF_TSR Annual {TF}	12 Months Ended	44 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Build Bond Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Build Bond Innovation ETF NAV
Average Annual Return, Percent	8.76%	4.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	0.53%